Investments	12 Months Ended
Dec. 31, 2021
Investments Abstract
Investments

29.	Investments
29.1.	Information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Share-holders’ equity (deficit)	Net income (loss) for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100.00	100.00	48,950	1,896	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	1,104	226	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	67	260	Brazil
Petrobras Gás S.A. - Gaspetro	Gas & Power	51.00	51.00	405	46	Brazil
Petrobras Biocombustível S.A.	Corporate, others	100.00	100.00	215	(45)	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100.00	100.00	26	4	Brazil
Termomacaé S.A.	Gas & Power	100.00	100.00	88	10	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100.00	100.00	111	1	Cayman Islands
Termobahia S.A.	Gas & Power	98.85	98.85	106	6	Brazil
Baixada Santista Energia S.A.	Gas & Power	100.00	100.00	50	(4)	Brazil
Petrobras Comercializadora de Energia S.A.. - PBEN	Gas & Power	100.00	100.00	12	6	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99.20	99.15	9	7	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	6	3	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	Corporate, others	100.00	100.00	−	−	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	Gas & Power	51.00	51.00	60	150	Brazil
Refinaria de Canoas S.A. (i)	RT&M	100.00	100.00	−	−	Brazil
Paraná Xisto S.A. (i)	RT&M	100.00	100.00	−	−	Brazil
Refinaria de Mucuripe S.A (i)	RT&M	100.00	100.00	−	−	Brazil
Refinaria de Manaus S.A. (i)	RT&M	100.00	100.00	−	−	Brazil
Associação Petrobras de Saúde	Corporate, others	93.47	93.47	89	−	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	52	22	Brazil
Ibiritermo S.A.	Gas & Power	50.00	50.00	13	4	Brazil
Joint ventures
Logum Logística S.A.	RlT&M	30.00	30.00	159	(21)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	21	46	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	7	−	Brazil
Brasympe Energia S.A.	Gas & Power	20.00	20.00	13	3	Brazil
Brentech Energia S.A.	Gas & Power	30.00	30.00	(4)	(22)	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	15	6	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	Brazil
Participações em Complexos Bioenergéticos S.A. - PCBIOS	Corporate, others	50.00	50.00	−	−	Brazil
Associates
Braskem S.A. (ii)	RT&M	36.15	47.03	2,287	2,501	Brazil
UEG Araucária Ltda.	Gas & Power	18.80	18.80	107	86	Brazil
Deten Química S.A.	RT&M	27.88	28.56	143	91	Brazil
Energética SUAPE II S.A.	Gas & Power	20.00	20.00	82	55	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30.00	30.00	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	Gas & Power	25.00	25.00	2	1	Brazil

(i) Companies legally established, with capital contribution of US$ 58 thousand for each company.
(ii) Equity and net income at September 30, 2021, most current public information.

In 2021, the Company sold some equity interests, including the following significant divestments:

·	Nova Transportadora do Sudeste S.A. (NTS) – selling of the remaining interest of 10%;
·	Petrobras Distribuidora S.A. (BR), now Vibra Energia S.A. - selling of the remaining interest of 37.5%;
·	Refinaria de Mataripe S.A., company that owns the Landulpho Alves Refinery (RLAM) and its associated logistics assets in the state of Bahia - sale of 100% of the shares.

For more information on the operations mentioned above and other corporate transactions, see note 31;

The main investees of PIB BV are:

·	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
·	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
·	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC); and
·	PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (90.11%), Petrobras Frade Inversiones SA (100%) and BJOOS BV (20%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia.

29.2.	Investments in associates and joint ventures

	Balance at 12.31.2020	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2021
Joint Ventures	813	9	(325)	−	202	1	(1)	(190)	509
MP Gulf of Mexico, LLC/PIB BV	366	−	−	−	122	1	—	(102)	387
State natural gas distributors (Gaspetro)	298	−	(308)	−	38	(2)	−	(26)	−
Compañia Mega S.A. - MEGA	82	−	−	−	31	2	−	(17)	98
Petrochemical joint ventures	−	−	−	−	(23)	23	−	−	−
Other joint ventures	67	9	(17)	−	34	(23)	(1)	(45)	24
Associates	2,455	15	(2,139)	(172)	1,405	(32)	23	(557)	998
Nova Transportadora do Sudeste	176	−	−	(176)	18	(3)	−	(15)	−
BR (current Vibra Energia)	1,862	−	(2,129)	−	450	(62)	−	(121)	−
Others Associates (*)	417	15	(10)	4	937	33	23	(421)	998
Other investments	5	−	−	−	−	(2)	−	−	3
Total	3,273	24	(2,464)	(172)	1,607	(33)	22	(747)	1,510

(*) It includes Braskem.

29.3.	Investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2021	12.31.2020	Type	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Associate
Braskem S.A.	212,427	212,427	Common	10.17	4.85	2,160	1,031
Braskem S.A.	75,762	75,762	Preferred A	10.33	4.54	782	344
						2,942	1,375

The fair value of these shares does not necessarily reflect the realizable value upon sale of a large block of shares.

Information on the main estimates used in the cash flow projections to determine the value in use of Braskem is set out in Note 25.

29.4.	Non-controlling interest

The total amount of non-controlling interest at December 31, 2021 is US$ 405 (US$ 528 in 2020) primarily comprising US$ 199 of Gaspetro (US$ 213 in 2020), US$ 165 of FIDC (US$ 192 in 2020), and US$ 29 of Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG (US$ 39 in 2020) and Consolidated Structured Entities (US$ 65 in 2020).

Condensed financial information is set out as follows:

	Gaspetro		Consolidated Structured entities (*)		FIDC		TBG

	2021	2020	2021	2020	2021	2020	2021	2020
Current assets	462	81	−	897	11,969	3,951	134	228
Long-term receivables	−	50	−	460	−	−	−	−
Investments	−	298	−	−	−	−	−	−
Property, plant and equipment	−	−	−	−	−	−	279	313
Other non-current assets	−	53	−	1	−	−	2	3
	462	482	−	1,358	11,969	3,951	415	544
Current liabilities	58	25	−	1,043	4	1	109	206
Non-current liabilities	−	23	−	132	−	−	246	257
Shareholders' equity	404	434	−	183	11,965	3,950	60	81
	462	482	−	1,358	11,969	3,951	415	544
Sales revenues	132	83	−	−	−	−	327	310
Net income	47	64	(133)	(195)	454	416	150	111
Increase (decrease) in cash and cash equivalents	7	(4)	(333)	227	(315)	2	42	25

Gaspetro, a Petrobras’ subsidiary, holds interests in several state distributors of natural gas in Brazil. The Company holds 51% of interests in this indirect subsidiary. On July 28, 2021, the Company signed a contract for the sale of its entire interest in Gaspetro. For more information see note 31.

The structured entities are Charter Development LLC (CDC), dedicated to construct, acquire and charter FPSOs, and Companhia de Desenvolvimento e Modernização de Plantas Industriais (CDMPI), which is dedicated to coking and hydrotreating of coke naphtha from Henrique Lage refinery (REVAP). On January 5, 2021, Petrobras acquired 100% of shares of the structured entity Companhia de Desenvolvimento e Modernização de Plantas Industriais (CDMPI) for US$ 9 thousand. On December 28, 2021, PIB BV acquired 100% of shares of Charter Development LLC - CDC for one Dollar.

The Credit Rights Investment Fund (FIDC) is a fund mainly intended to securitize “performed” and “non-performed” credits for operations carried out by the Company’s subsidiaries, aiming to optimize cash management.

TBG is an indirect subsidiary which operates in natural gas transmission activities mainly through Bolivia-Brazil Gas Pipeline. The Company holds 51% of interests in this indirect subsidiary.

29.5.	Summarized information on joint ventures and associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical, refining, production, trade and logistics of oil products, gas distribution, biofuels, thermoelectric power plants, and other activities. Condensed financial information is set out below:

	2021				2020

	Joint ventures			Associates	Joint ventures			Associates

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil (*)	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil

Current assets	832	425	253	7,308	795	277	137	9,968
Non-current assets	371	203	11	2,334	385	259	4	3,941
Property, plant and equipment	461	2,683	195	6,845	492	2,380	62	9,914
Other non-current assets	460	1	1	539	482	2	−	761
	2,124	3,312	460	17,026	2,154	2,918	203	24,584
Current liabilities	728	324	126	4,632	573	228	58	7,279
Non-current liabilities	517	623	36	10,967	661	789	17	15,246
Shareholders' equity	874	1,979	196	1,688	887	1,535	81	2,358
Non-controlling interest	5	386	102	(261)	33	366	47	(299)
	2,124	3,312	460	17,026	2,154	2,918	203	24,584

Sales revenues	2,947	1,138	−	20,625	2,056	748	−	28,425
Net Income (loss) for the year	156	635	91	2,821	93	(607)	9	(241)
Ownership interest - %	20 to 83%	20%	34 to 45%	18.8 to 38%	23.5 to 83%	20%	34 to 45%	4.59 to 40%
(*) In 2021, balance mainly composed by Braskem.

29.6.	Accounting policy for investments in subsidiaries, joint operations, joint ventures and associates

Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.

Control is achieved when Petrobras: i) has power over the investee; ii) is exposed, or has rights, to variable returns from involvement with the investee; and iii) has the ability to use its power to affect its returns.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control no longer exists, by using accounting policies consistent with those adopted by Petrobras. Note 11 sets out the consolidated entities and other direct investees.

Investments structured through a separate vehicle are set up so that the voting rights, or similar rights, are not the dominant factor to determine who controls the entity.

Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.

Investments in other companies

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but not the ability to exercise control or joint control over those polices. The definition of control is set out in note 4.1.

A joint arrangement is an arrangement over which two or more parties have joint control (pursuant to contractual provisions). A joint arrangement is classified either as a joint operation or as a joint venture depending on the rights and obligations of the parties to the arrangement.

In a joint operation, the parties have rights to the assets and obligations for the liabilities related to the arrangement, while in a joint venture the parties have rights to the net assets of the arrangement. Some of the Company's activities in the E&P segment are conducted through joint operations.

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method. In a joint operation the Company recognizes the amount of its assets, liabilities and related income and expenses.

Accounting policies of joint ventures and associates have been adjusted, where necessary, to ensure consistency with the policies adopted by Petrobras. Distributions received from an investee reduce the carrying amount of the investment.

Business combination and Goodwill

A business combination is a transaction in which the acquirer obtains control of another business, regardless of it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.

Goodwill is measured as the excess of the aggregate amount of: (i) the consideration transferred; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized in the statement of income.

Changes in ownership interest in subsidiaries that do not result in loss of control of the subsidiary are equity transactions. Any excess of the amounts paid/received, including directly attributable costs, over the carrying value of the ownership interest acquired/disposed of is recognized in shareholders’ equity as changes in interest in subsidiaries.